Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS

At September 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS - 98.0%
Aerospace & Defense - 1.3%
Northrop Grumman Corp.	10,167	$ 4,781,744
Raytheon Technologies Corp.	158,242	12,953,690
Textron, Inc.	96,470	5,620,342

		23,355,776

Air Freight & Logistics - 1.2%
FedEx Corp.	28,547	4,238,373
United Parcel Service, Inc., Class B	106,958	17,277,995

		21,516,368

Airlines - 0.1%
Southwest Airlines Co. (A)	43,813	1,351,193

Auto Components - 0.1%
Magna International, Inc.	52,149	2,472,906

Automobiles - 2.4%
General Motors Co.	65,195	2,092,107
Rivian Automotive, Inc., Class A (A) (B)	18,081	595,046
Tesla, Inc. (A)	158,051	41,923,028

		44,610,181

Banks - 3.8%
Bank of America Corp.	555,270	16,769,154
Citigroup, Inc.	88,334	3,680,878
Fifth Third Bancorp	224,311	7,168,979
SVB Financial Group (A)	5,815	1,952,561
Truist Financial Corp.	138,316	6,022,279
US Bancorp	346,579	13,974,065
Wells Fargo & Co.	491,247	19,757,954

		69,325,870

Beverages - 2.0%
Coca-Cola Co.	390,692	21,886,566
Constellation Brands, Inc., Class A	31,288	7,186,228
PepsiCo, Inc.	48,360	7,895,253

		36,968,047

Biotechnology - 3.0%
AbbVie, Inc.	179,004	24,024,127
Biogen, Inc. (A)	20,394	5,445,198
BioMarin Pharmaceutical, Inc. (A)	13,766	1,166,944
Neurocrine Biosciences, Inc. (A)	14,019	1,488,958
Regeneron Pharmaceuticals, Inc. (A)	16,895	11,638,459
Vertex Pharmaceuticals, Inc. (A)	35,245	10,204,837

		53,968,523

Building Products - 0.8%
Masco Corp.	93,816	4,380,269
Trane Technologies PLC	76,568	11,087,812

		15,468,081

Capital Markets - 1.5%
Ameriprise Financial, Inc.	12,450	3,136,778
CME Group, Inc.	14,240	2,522,331
Morgan Stanley	103,685	8,192,152
Raymond James Financial, Inc.	36,120	3,569,378
State Street Corp.	51,231	3,115,357
T. Rowe Price Group, Inc.	60,984	6,403,930

		26,939,926

	Shares	Value
COMMON STOCKS (continued)
Chemicals - 1.8%
Air Products & Chemicals, Inc.	13,411	$ 3,121,142
Celanese Corp.	13,223	1,194,566
DuPont de Nemours, Inc.	66,765	3,364,956
Eastman Chemical Co.	69,859	4,963,482
Linde PLC	49,718	13,403,476
PPG Industries, Inc.	62,373	6,904,067

		32,951,689

Commercial Services & Supplies - 0.1%
Cintas Corp.	6,064	2,353,984

Communications Equipment - 0.2%
Motorola Solutions, Inc.	14,726	3,298,182

Construction Materials - 0.2%
Martin Marietta Materials, Inc.	10,610	3,417,375

Consumer Finance - 1.4%
American Express Co.	115,010	15,515,999
Capital One Financial Corp.	16,794	1,547,903
S&P Global, Inc.	28,634	8,743,392

		25,807,294

Containers & Packaging - 0.1%
Avery Dennison Corp.	14,280	2,323,356

Diversified Financial Services - 1.9%
Berkshire Hathaway, Inc., Class B (A)	97,543	26,045,932
Intercontinental Exchange, Inc.	90,374	8,165,291

		34,211,223

Diversified Telecommunication Services - 0.1%
Verizon Communications, Inc.	54,474	2,068,378

Electric Utilities - 1.9%
Evergy, Inc.	38,324	2,276,446
Exelon Corp.	318,003	11,912,392
FirstEnergy Corp.	137,739	5,096,343
NextEra Energy, Inc.	184,990	14,505,066

		33,790,247

Electrical Equipment - 0.6%
Eaton Corp. PLC	83,791	11,174,368

Electronic Equipment, Instruments & Components - 0.1%
Corning, Inc.	52,550	1,525,001

Energy Equipment & Services - 0.1%
Baker Hughes Co.	68,340	1,432,406

Entertainment - 0.6%
Netflix, Inc. (A)	36,023	8,481,255
Walt Disney Co. (A)	34,563	3,260,328

		11,741,583

Equity Real Estate Investment Trusts - 2.6%
Camden Property Trust	51,941	6,204,352
Duke Realty Corp.	31,810	1,533,242
Equinix, Inc.	8,892	5,058,125
Equity LifeStyle Properties, Inc.	54,765	3,441,433
Host Hotels & Resorts, Inc.	165,778	2,632,555
Kimco Realty Corp.	105,508	1,942,402
Prologis, Inc.	106,693	10,840,009
SBA Communications Corp.	16,365	4,658,297
Sun Communities, Inc.	31,735	4,294,698
UDR, Inc.	25,173	1,049,966
Ventas, Inc.	150,308	6,037,872

		47,692,951

Transamerica Series Trust	Page 1

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Food & Staples Retailing - 0.9%
Costco Wholesale Corp.	33,760	$ 15,943,835

Food Products - 0.5%
Hershey Co.	11,590	2,555,248
Mondelez International, Inc., Class A	108,846	5,968,026

		8,523,274

Health Care Equipment & Supplies - 2.4%
Abbott Laboratories	94,711	9,164,236
Baxter International, Inc.	129,311	6,964,691
Boston Scientific Corp. (A)	202,901	7,858,356
Dexcom, Inc. (A)	9,730	783,654
Intuitive Surgical, Inc. (A)	42,348	7,937,709
Medtronic PLC	84,465	6,820,549
Zimmer Biomet Holdings, Inc.	41,799	4,370,085

		43,899,280

Health Care Providers & Services - 3.6%
Centene Corp. (A)	142,743	11,106,833
Elevance Health, Inc.	24,678	11,209,735
Humana, Inc.	7,444	3,611,754
McKesson Corp.	14,676	4,987,932
UnitedHealth Group, Inc.	69,267	34,982,606

		65,898,860

Hotels, Restaurants & Leisure - 2.4%
Booking Holdings, Inc. (A)	5,055	8,306,426
Chipotle Mexican Grill, Inc. (A)	6,160	9,257,001
Expedia Group, Inc. (A)	34,292	3,212,817
Marriott International, Inc., Class A	39,520	5,538,333
McDonald’s Corp.	59,782	13,794,099
Royal Caribbean Cruises Ltd. (A)	12,683	480,686
Yum! Brands, Inc.	26,790	2,848,849

		43,438,211

Household Durables - 0.5%
Lennar Corp., Class A	95,039	7,085,158
PulteGroup, Inc.	14,450	541,875
Toll Brothers, Inc.	45,612	1,915,704

		9,542,737

Household Products - 1.7%
Colgate-Palmolive Co.	100,850	7,084,712
Kimberly-Clark Corp.	51,911	5,842,064
Procter & Gamble Co.	141,979	17,924,849

		30,851,625

Industrial Conglomerates - 0.9%
Honeywell International, Inc.	94,302	15,745,605

Insurance - 2.0%
Aon PLC, Class A	21,500	5,759,205
Globe Life, Inc.	8,888	886,134
Progressive Corp.	116,529	13,541,835
Prudential Financial, Inc.	22,492	1,929,364
Travelers Cos., Inc.	89,563	13,721,051

		35,837,589

	Shares	Value
COMMON STOCKS (continued)
Interactive Media & Services - 5.3%
Alphabet, Inc., Class A (A)	447,030	$ 42,758,419
Alphabet, Inc., Class C (A)	327,540	31,492,971
Meta Platforms, Inc., Class A (A)	157,007	21,302,710
ZoomInfo Technologies, Inc. (A)	48,303	2,012,303

		97,566,403

Internet & Direct Marketing Retail - 3.6%
Amazon.com, Inc. (A)	573,750	64,833,750

IT Services - 4.1%
Accenture PLC, Class A	66,293	17,057,189
Affirm Holdings, Inc. (A) (B)	48,100	902,356
FleetCor Technologies, Inc. (A)	36,330	6,400,256
Mastercard, Inc., Class A	82,880	23,566,099
Visa, Inc., Class A	147,408	26,187,031

		74,112,931

Life Sciences Tools & Services - 1.8%
Danaher Corp.	44,177	11,410,477
Thermo Fisher Scientific, Inc.	42,415	21,512,464

		32,922,941

Machinery - 1.9%
Deere & Co.	45,784	15,286,820
Dover Corp.	31,990	3,729,394
Ingersoll Rand, Inc.	23,672	1,024,051
Otis Worldwide Corp.	98,379	6,276,580
Parker-Hannifin Corp.	33,859	8,204,374

		34,521,219

Media - 1.1%
Charter Communications, Inc., Class A (A)	26,147	7,931,692
Comcast Corp., Class A	395,227	11,592,008
Fox Corp., Class A	19,454	596,849
Interpublic Group of Cos., Inc.	23,490	601,344

		20,721,893

Metals & Mining - 0.2%
Freeport-McMoRan, Inc.	71,586	1,956,445
Nucor Corp. (B)	22,150	2,369,829

		4,326,274

Multi-Utilities - 1.2%
Ameren Corp.	71,361	5,748,128
CenterPoint Energy, Inc.	199,557	5,623,516
Sempra Energy	64,040	9,602,158

		20,973,802

Multiline Retail - 0.3%
Target Corp.	34,090	5,058,615

Oil, Gas & Consumable Fuels - 4.4%
Chevron Corp.	21,371	3,070,372
ConocoPhillips	201,068	20,577,299
Coterra Energy, Inc.	137,670	3,595,940
Diamondback Energy, Inc.	86,644	10,437,136
EOG Resources, Inc.	94,810	10,593,121
Exxon Mobil Corp.	282,300	24,647,613
Phillips 66	56,544	4,564,232
Pioneer Natural Resources Co.	15,671	3,393,242

		80,878,955

Pharmaceuticals - 4.1%
Bristol-Myers Squibb Co.	276,217	19,636,267
Eli Lilly & Co.	62,430	20,186,741
Johnson & Johnson	108,629	17,745,633
Merck & Co., Inc.	133,054	11,458,610
Pfizer, Inc.	133,169	5,827,475

		74,854,726

Transamerica Series Trust	Page 2

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Professional Services - 0.4%
Booz Allen Hamilton Holding Corp.	21,525	$ 1,987,834
Leidos Holdings, Inc.	63,400	5,545,598

		7,533,432

Road & Rail - 1.0%
Norfolk Southern Corp.	47,153	9,885,626
Uber Technologies, Inc. (A)	61,050	1,617,825
Union Pacific Corp.	31,463	6,129,622

		17,633,073

Semiconductors & Semiconductor Equipment - 5.5%
Advanced Micro Devices, Inc. (A)	157,555	9,982,685
Analog Devices, Inc.	100,994	14,072,504
Applied Materials, Inc.	21,900	1,794,267
Lam Research Corp.	35,699	13,065,834
Microchip Technology, Inc.	76,250	4,653,537
Micron Technology, Inc.	48,732	2,441,473
NVIDIA Corp.	132,653	16,102,748
NXP Semiconductors NV	85,649	12,634,084
QUALCOMM, Inc.	38,149	4,310,074
Teradyne, Inc.	30,790	2,313,869
Texas Instruments, Inc.	122,753	18,999,709

		100,370,784

Software - 8.4%
Adobe, Inc. (A)	29,870	8,220,224
Fortinet, Inc. (A)	40,960	2,012,365
Intuit, Inc.	32,666	12,652,195
Microsoft Corp.	511,168	119,051,027
Oracle Corp.	66,029	4,032,391
Salesforce, Inc. (A)	29,935	4,305,851
Workday, Inc., Class A (A)	23,304	3,547,335

		153,821,388

Specialty Retail - 3.1%
AutoNation, Inc. (A)	25,970	2,645,564
AutoZone, Inc. (A)	2,179	4,667,265
Best Buy Co., Inc.	87,821	5,562,582
Burlington Stores, Inc. (A) (B)	10,278	1,150,005
Home Depot, Inc.	32,489	8,965,015
Lowe’s Cos., Inc.	101,602	19,081,872
O’Reilly Automotive, Inc. (A)	12,671	8,912,148
TJX Cos., Inc.	79,027	4,909,157

		55,893,608

Technology Hardware, Storage & Peripherals - 7.1%
Apple, Inc.	898,824	124,217,477
Seagate Technology Holdings PLC	113,858	6,060,661

		130,278,138

Textiles, Apparel & Luxury Goods - 0.4%
NIKE, Inc., Class B	96,387	8,011,688

Tobacco - 0.8%
Altria Group, Inc.	162,438	6,559,246
Philip Morris International, Inc.	91,049	7,557,978

		14,117,224

	Shares	Value
COMMON STOCKS (continued)
Wireless Telecommunication Services - 0.5%
T-Mobile US, Inc. (A)	70,340	$ 9,437,518

Total Common Stocks (Cost $1,705,040,573)		1,787,314,286

OTHER INVESTMENT COMPANY - 0.0% (C)
Securities Lending Collateral - 0.0% (C)
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 3.03% (D)	766,073	766,073

Total Other Investment Company (Cost $766,073)		766,073

	Principal	Value
REPURCHASE AGREEMENT - 1.9%
Fixed Income Clearing Corp., 1.10% (D), dated 09/30/2022, to be repurchased at $33,955,652 on 10/03/2022. Collateralized by a U.S. Government Obligation, 0.63%, due 04/15/2023, and with a value of $34,631,676.	$ 33,952,539	33,952,539

Total Repurchase Agreement (Cost $33,952,539)		33,952,539

Total Investments (Cost $1,739,759,185)		1,822,032,898
Net Other Assets (Liabilities) - 0.1%		1,640,614

Net Assets - 100.0%		$ 1,823,673,512

Transamerica Series Trust	Page 3

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	190	12/16/2022	$ 38,812,180	$ 34,214,250	$ —	$ (4,597,930)

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,787,314,286	$—	$—	$1,787,314,286
Other Investment Company	766,073	—	—	766,073
Repurchase Agreement	—	33,952,539	—	33,952,539

Total Investments	$1,788,080,359	$33,952,539	$—	$1,822,032,898

LIABILITIES
Other Financial Instruments
Futures Contracts (F)	$(4,597,930)	$—	$—	$(4,597,930)

Total Other Financial Instruments	$(4,597,930)	$—	$—	$(4,597,930)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $4,928,153, collateralized by cash collateral of $766,073 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $4,273,201. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Rates disclosed reflect the yields at September 30, 2022.
(E)	There were no transfers in or out of Level 3 during the period ended September 30, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(F)	Derivative instruments are valued at unrealized appreciation (depreciation).

Transamerica Series Trust	Page 4

Transamerica JPMorgan Enhanced Index VP

NOTES TO SCHEDULE OF INVESTMENTS

At September 30, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica JPMorgan Enhanced Index VP (the “Portfolio”) is a series of the Transamerica Series Trust.

Pursuant to the requirements set forth in SEC Rule 2a-5, effective September 8, 2022, the Board has designated the Portfolio’s investment manager, Transamerica Asset Management, Inc. (“TAM”), to perform fair value determination on behalf of the Portfolio, subject to the oversight of the Board. TAM is subject to Board oversight and certain reporting and other requirements intended to provide the Board the information needed to oversee TAM’s fair value determinations. All investments in securities are recorded at their estimated fair value. TAM values the Portfolio’s investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at September 30, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Series Trust	Page 5

Transamerica JPMorgan Enhanced Index VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Series Trust	Page 6